Federated Hermes Government Income Fund
Portfolio of Investments
April 30, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—98.4%
		Federal Home Loan Mortgage Corporation—41.9%
$ 5,365,230		1.500%, 2/1/2052	$ 4,230,386
3,102,662		2.000%, 6/1/2050	2,587,775
5,287,069		2.000%, 5/1/2051	4,396,461
6,337,464		2.000%, 1/1/2052	5,273,877
3,913,219		2.000%, 2/1/2052	3,252,813
8,198,573		2.000%, 6/1/2052	6,814,959
2,210,409		2.500%, 10/1/2051	1,915,959
2,336,873		2.500%, 2/1/2052	2,024,847
5,503,072		3.000%, 5/1/2052	4,946,457
65,374		4.000%, 6/1/2049	63,287
7,354,694		4.000%, 6/1/2052	7,041,201
33,171		4.500%, 3/1/2024	32,919
2,175,909		4.500%, 6/1/2052	2,162,679
3,474,895		4.500%, 7/1/2052	3,397,299
1,977		5.000%, 8/1/2023	1,969
2,394,050		5.000%, 10/1/2052	2,380,294
342,306		5.500%, 5/1/2034	354,437
16,265		5.500%, 12/1/2035	16,951
32,183		5.500%, 3/1/2036	33,726
133,786		5.500%, 1/1/2038	140,166
64,069		5.500%, 3/1/2038	67,288
48,385		5.500%, 11/1/2038	50,763
47,155		5.500%, 1/1/2039	49,504
39,744		6.000%, 3/1/2038	42,078
12,303		6.500%, 9/1/2029	12,595
19,136		7.000%, 1/1/2032	20,477
25,300		7.000%, 3/1/2032	26,605
39,330		7.500%, 6/1/2027	40,541
3,523		7.500%, 1/1/2031	3,743
37,355		7.500%, 2/1/2031	39,884
		TOTAL	51,421,940
		Federal National Mortgage Association—43.5%
2,882,279		1.500%, 4/1/2052	2,272,625
10,221,214		2.000%, 9/1/2050	8,525,001
4,560,625		2.000%, 11/1/2050	3,799,512
4,984,420		2.500%, 10/1/2050	4,355,100
2,281,881		2.500%, 1/1/2052	1,977,197
2,306,511		2.500%, 2/1/2052	1,999,980
3,854,376		2.500%, 6/1/2052	3,337,319
813,459		3.000%, 6/1/2027	788,095
432,214		3.000%, 7/1/2027	418,736
7,606,254		3.000%, 10/1/2046	6,971,208
2,994,779		3.000%, 9/1/2047	2,753,168
2,702,398		3.500%, 12/1/2041	2,568,999
1,461,222		3.500%, 9/1/2042	1,389,064

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 3,192,215		3.500%, 5/1/2049	$ 3,022,455
2,844,261		3.500%, 9/1/2049	2,702,560
2,493,303		3.500%, 12/1/2049	2,356,036
2,289,974		4.000%, 12/1/2042	2,237,369
9,626		5.000%, 10/1/2023	9,578
9,851		5.000%, 4/1/2024	9,793
407,668		5.000%, 1/1/2040	419,677
170,840		5.500%, 12/1/2035	177,848
336,878		6.000%, 2/1/2033	350,142
18,398		6.000%, 5/1/2036	19,367
70,047		6.000%, 7/1/2036	73,959
164,830		6.000%, 1/1/2037	173,836
12,440		6.000%, 9/1/2037	13,141
25,563		6.000%, 9/1/2037	27,071
25,985		6.000%, 6/1/2038	27,531
34,442		6.000%, 8/1/2038	36,493
35,117		6.000%, 10/1/2038	37,178
370		6.500%, 12/1/2027	379
2,217		6.500%, 6/1/2029	2,298
3,958		6.500%, 8/1/2029	4,089
947		6.500%, 8/1/2029	979
77,039		6.500%, 5/1/2032	81,279
17,413		6.500%, 12/1/2035	18,628
212,991		6.500%, 8/1/2037	229,236
30,654		6.500%, 9/1/2037	33,113
604		7.000%, 7/1/2029	631
33,394		7.000%, 11/1/2031	35,702
37,483		7.000%, 12/1/2031	40,026
10,514		7.000%, 12/1/2031	11,241
7,618		7.000%, 12/1/2031	8,098
4,173		7.000%, 1/1/2032	4,439
27,642		7.000%, 2/1/2032	29,624
13,091		7.500%, 7/1/2028	13,730
18,598		7.500%, 8/1/2031	19,989
33,936		8.000%, 12/1/2026	34,901
		TOTAL	53,418,420
		Government National Mortgage Association—13.0%
12,478,920		2.500%, 6/20/2051	10,908,130
3,387,854		3.000%, 9/20/2050	3,117,888
115,091		5.500%, 4/15/2034	118,443
226,906		5.500%, 6/15/2034	233,692
38,036		6.000%, 1/15/2032	39,492
22,897		6.000%, 5/15/2036	24,120
3,316		6.500%, 1/15/2029	3,423
8,701		6.500%, 1/15/2029	8,949
3,486		6.500%, 1/20/2029	3,587
1,214		6.500%, 3/20/2029	1,251
1,806		6.500%, 5/20/2029	1,863
4,769		6.500%, 7/20/2029	4,924
2,314		6.500%, 8/20/2029	2,392

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 1,122		6.500%, 10/20/2029	$ 1,157
2,652		6.500%, 11/20/2029	2,746
1,141		6.500%, 10/20/2030	1,180
2,587		6.500%, 4/20/2031	2,699
1,527		6.500%, 5/20/2031	1,595
7,868		6.500%, 6/20/2031	8,229
2,100		6.500%, 7/15/2031	2,195
627		6.500%, 7/15/2031	658
2,257		6.500%, 7/20/2031	2,362
2,403		6.500%, 10/20/2031	2,516
2,104		6.500%, 11/20/2031	2,205
6,005		6.500%, 1/20/2032	6,288
87,220		6.500%, 10/20/2038	93,844
6,964		7.000%, 6/15/2026	7,062
1,946		7.000%, 6/15/2026	1,968
1,923		7.000%, 12/15/2026	1,945
2,683		7.000%, 6/15/2027	2,717
518		7.000%, 10/15/2027	528
1,990		7.000%, 2/15/2028	2,044
5,455		7.000%, 4/15/2028	5,592
1,438		7.000%, 6/15/2028	1,479
4,368		7.000%, 6/15/2028	4,502
5,355		7.000%, 7/15/2028	5,469
8,289		7.000%, 7/15/2028	8,518
32,474		7.000%, 8/15/2028	33,531
2,833		7.000%, 8/15/2028	2,906
579		7.000%, 9/15/2028	592
2,556		7.000%, 9/15/2028	2,627
2,768		7.000%, 10/15/2028	2,854
10,851		7.000%, 10/15/2028	11,133
36,129		7.000%, 11/15/2028	37,368
5,028		7.000%, 12/15/2028	5,175
10,006		7.000%, 12/15/2028	10,373
17,668		7.000%, 12/15/2028	18,058
8,085		7.000%, 12/15/2028	8,322
2,767		7.000%, 1/15/2029	2,864
1,944		7.000%, 1/15/2029	2,016
3,163		7.000%, 1/15/2029	3,243
889		7.000%, 1/15/2029	890
1,424		7.000%, 1/15/2029	1,461
2,083		7.000%, 1/15/2029	2,112
8,061		7.000%, 1/15/2029	8,357
9,937		7.000%, 1/15/2029	10,313
22,698		7.000%, 1/15/2029	23,543
682		7.000%, 2/15/2029	699
2,073		7.000%, 2/15/2029	2,149
4,827		7.000%, 2/15/2029	4,998
1,559		7.000%, 2/15/2029	1,612
142		7.000%, 2/15/2029	147
36		7.000%, 2/15/2029	37

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 850		7.000%, 3/15/2029	$ 873
4,743		7.000%, 3/15/2029	4,852
1,633		7.000%, 3/15/2029	1,693
448		7.000%, 3/15/2029	465
780		7.000%, 3/15/2029	809
778		7.000%, 3/15/2029	805
1,122		7.000%, 3/15/2029	1,159
33,227		7.000%, 4/15/2029	34,425
1,031		7.000%, 4/15/2029	1,066
817		7.000%, 4/15/2029	846
3,594		7.000%, 4/15/2029	3,728
5,244		7.000%, 4/15/2029	5,381
1,113		7.000%, 4/15/2029	1,113
164		7.000%, 4/15/2029	171
1,989		7.000%, 5/15/2029	2,060
220		7.000%, 5/15/2029	226
2,074		7.000%, 5/15/2029	2,148
4,447		7.000%, 6/15/2029	4,615
2,056		7.000%, 6/15/2029	2,139
2,565		7.000%, 6/15/2029	2,648
139		7.000%, 6/15/2029	144
534		7.000%, 6/15/2029	556
6,506		7.000%, 6/15/2029	6,745
573		7.000%, 6/15/2029	593
4,310		7.000%, 7/15/2029	4,461
873		7.000%, 7/15/2029	880
6,381		7.000%, 7/15/2029	6,623
21,973		7.000%, 7/15/2029	22,866
7,648		7.000%, 7/15/2029	7,959
756		7.000%, 7/15/2029	779
1,545		7.000%, 7/15/2029	1,608
4,257		7.000%, 7/15/2029	4,430
1,146		7.000%, 7/15/2029	1,178
5,096		7.000%, 7/15/2029	5,283
714		7.000%, 8/15/2029	741
1,295		7.000%, 8/15/2029	1,344
1,135		7.000%, 8/15/2029	1,182
5,564		7.000%, 8/15/2029	5,762
1,522		7.000%, 9/15/2029	1,579
8,188		7.000%, 9/15/2029	8,448
4,558		7.000%, 9/15/2029	4,751
3,492		7.000%, 9/15/2029	3,634
5,347		7.000%, 9/15/2029	5,562
13,376		7.000%, 12/15/2029	13,858
2,253		7.000%, 12/15/2029	2,335
2,600		7.000%, 1/15/2030	2,714
15,202		7.000%, 1/15/2030	15,880
11,842		7.000%, 2/15/2030	12,094
20,299		7.000%, 2/15/2030	21,216
38,462		7.000%, 3/15/2030	40,004

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 15,585		7.000%, 3/15/2030	$ 16,174
2,593		7.000%, 4/15/2030	2,712
12,973		7.000%, 6/15/2030	13,587
1,988		7.000%, 6/15/2030	2,077
18,991		7.000%, 8/15/2030	19,880
5,300		7.000%, 8/15/2030	5,497
1,646		7.000%, 9/15/2030	1,646
11,047		7.000%, 10/15/2030	11,546
331		7.000%, 10/15/2030	330
2,923		7.000%, 11/15/2030	3,069
7,323		7.000%, 2/15/2031	7,690
86,271		7.000%, 2/15/2031	90,452
3,113		7.000%, 3/15/2031	3,258
7,808		7.000%, 3/15/2031	8,152
777		7.000%, 7/15/2031	811
299		7.000%, 9/15/2031	310
17,464		7.000%, 10/15/2031	18,394
7,770		7.000%, 11/15/2031	8,184
2,146		7.000%, 4/15/2032	2,204
10,123		7.000%, 5/15/2032	10,673
472		7.000%, 1/15/2033	499
71,278		7.500%, 11/15/2027	73,530
70,053		7.500%, 11/15/2027	72,530
351		7.500%, 4/15/2029	365
2,720		7.500%, 7/15/2029	2,777
275		7.500%, 7/15/2029	287
641		7.500%, 8/15/2029	662
313		7.500%, 8/15/2029	328
17,227		7.500%, 8/15/2029	18,022
17,923		7.500%, 8/15/2029	18,801
7,078		7.500%, 8/15/2029	7,455
27,472		7.500%, 8/15/2029	28,951
12,658		7.500%, 8/20/2029	13,265
3,343		7.500%, 9/15/2029	3,500
22,464		7.500%, 9/15/2029	23,469
6,203		7.500%, 10/15/2029	6,404
11,824		7.500%, 10/15/2029	12,395
2,468		7.500%, 10/15/2029	2,603
2,904		7.500%, 12/15/2029	3,044
3,842		7.500%, 1/15/2030	4,030
7,745		7.500%, 3/20/2030	8,154
9,398		7.500%, 8/15/2030	9,865
9,189		7.500%, 10/15/2030	9,715
18,194		7.500%, 10/15/2030	18,325
4,155		7.500%, 10/15/2030	4,361
4,838		7.500%, 11/20/2030	5,113
5,975		7.500%, 1/15/2031	6,360
4,858		7.500%, 2/15/2031	5,165
14,103		7.500%, 4/20/2031	14,985
1,210		7.500%, 9/15/2031	1,281

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 13,351		7.500%, 10/15/2031	$ 14,245
2,938		7.500%, 11/15/2031	3,129
5,484		7.500%, 12/15/2031	5,598
5,650		7.500%, 3/15/2032	5,999
5,485		7.500%, 5/15/2032	5,877
29		8.000%, 11/15/2023	29
15,244		8.000%, 11/15/2027	15,708
15,039		8.000%, 8/15/2029	15,928
53,873		8.000%, 11/15/2029	57,131
22,953		8.000%, 12/15/2029	24,357
2,043		8.000%, 1/15/2030	2,164
10,664		8.000%, 1/15/2030	11,331
9,634		8.000%, 4/15/2030	10,262
335		8.000%, 4/15/2030	356
4,947		8.000%, 4/15/2030	5,250
454		8.000%, 4/15/2030	473
4,249		8.000%, 4/15/2030	4,482
2,447		8.000%, 4/15/2030	2,597
1,618		8.000%, 5/15/2030	1,725
989		8.000%, 5/15/2030	1,045
181		8.000%, 5/15/2030	189
947		8.000%, 5/15/2030	1,005
2,519		8.000%, 5/15/2030	2,682
6,120		8.000%, 5/15/2030	6,456
1,452		8.000%, 6/15/2030	1,521
755		8.000%, 6/15/2030	804
761		8.000%, 6/15/2030	808
3,277		8.000%, 6/15/2030	3,449
6,754		8.000%, 6/15/2030	7,134
25,077		8.000%, 6/15/2030	26,745
34,922		8.000%, 7/15/2030	37,153
1,940		8.000%, 7/15/2030	2,058
3,242		8.000%, 7/15/2030	3,458
15,745		8.500%, 6/15/2030	16,704
		TOTAL	16,012,202
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $132,498,475)	120,852,562
		INVESTMENT COMPANY—1.5%
1,829,903		Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[2] (IDENTIFIED COST $1,829,903)	1,829,903
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $134,328,378)	122,682,465
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	147,180
		TOTAL NET ASSETS—100%	$122,829,645

At April 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	45	$4,938,399	June 2023	$21,080
United States Treasury Notes 10-Year Ultra Long Futures	10	$1,214,531	June 2023	$42,348
Short Futures:
United States Treasury Long Bond Short Futures	7	$921,594	June 2023	$(39,580)
United States Treasury Notes 10-Year Short Futures	1	$115,203	June 2023	$(1,252)
United States Treasury Ultra Bond Short Futures	16	$2,262,500	June 2023	$(42,588)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(19,992)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,076,807 and $4,071,797, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2023	$995,744
Purchases at Cost	$4,453,399
Proceeds from Sales	$(3,619,240)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2023	$1,829,903
Shares Held as of 4/30/2023	1,829,903
Dividend Income	$9,972

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$120,852,562	$—	$120,852,562
Investment Company	1,829,903	—	—	1,829,903
TOTAL SECURITIES	$1,829,903	$120,852,562	$—	$122,682,465
Other Financial Instruments:[1]
Assets	$63,428	$—	$—	$63,428
Liabilities	(83,420)	—	—	(83,420)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(19,992)	$—	$—	$(19,992)

1	Other financial instruments are futures contracts.